Fair Value of Financial Instruments and Fair Value Measurements (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity investments, at fair value			$ 464,466
Level 1 [Member]
Equity investments, at fair value		215,528
Level 2 [Member]
Equity investments, at fair value
Level 3 [Member]
Equity investments, at fair value